COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $1,274,139, $1,677,533 and $1,626,155 for the years ended December 31, 2012, 2013 and 2014, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2014 were as follows:

Twelve-month period ending December 31,

2015	$1,746,724
2016	$105,491
2017	$57,945
2018	$29,417
2019	$29,417
Over 5 years	$31,868

$2,000,862

b)	Purchase commitments

	At December 31,
	2012	2013	2014
	$	$	$
Commitments to purchase property, plant and equipment (1)	20,415,660	13,356,755	8,028,764
Commitments to purchase silicon raw materials (2)	899,304,092	845,131,131	464,634,744

	919,719,752	858,487,886	472,663,508

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2015	$8,011,239
2016	$17,525

Total	$8,028,764

(2)	As of December 31, 2012, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 986 million pieces over the next four years at the price determined monthly.

Based on the prevailing market as of December 31, 2014, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2015	$232,317,372
2016	$232,317,372

Total	$464,634,744